Income and Expenses Relating to Life Insurance Operations - Life Insurance Premiums and Related Investment Income (Detail) - JPY (¥) ¥ in Millions	3 Months Ended				6 Months Ended
	Sep. 30, 2023		Sep. 30, 2022		Sep. 30, 2023		Sep. 30, 2022
Net Investment Income [Line Items]
Total revenue	¥ 682,761		¥ 707,003		¥ 1,359,735		¥ 1,364,816
Life insurance premiums
Net Investment Income [Line Items]
Total revenue	117,474		117,752		222,783		220,762
Life insurance related investment income
Net Investment Income [Line Items]
Total revenue	15,746	[1]	19,182	[1]	62,955	[2]	42,449	[2]
Life insurance premiums and related investment income
Net Investment Income [Line Items]
Total revenue	¥ 133,220		¥ 136,934		¥ 285,738		¥ 263,211

[1]	Life insurance related investment income for the three months ended September 30, 2022 and 2023 include net unrealized holding a loss of ¥1,222 million and a gain of ¥55 million on equity securities held as of September 30, 2022 and 2023, respectively.
[2]	Life insurance related investment income for the six months ended September 30, 2022 and 2023 include net unrealized holding a loss of ¥9,465 million and a gain of ¥18,115 million on equity securities held as of September 30, 2022 and 2023, respectively.